Redeemable Preferred Shares and Convertible Bond - Additional Information (Detail) - CNY (¥)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2016	Mar. 31, 2016
Convertible bond, interest			¥ 26,249,000
Convertible Bond [Member]
Convertible bond, interest rate				15.00%
Convertible bond, aggregate principal amount				¥ 33,000,000
Convertible bond, conversion price			¥ 0.74	¥ 1.48
Series A Preferred Stock [Member]
Redeemable Preferred Shares issued	204,022,000	204,022,000	204,022,000		204,022,000	204,022,000
Redeemable Preferred Shares issued, value	¥ 39,404,003	¥ 84,072,000	¥ 78,390,000		¥ 73,225,000	¥ 68,528,000
Redeemable Preferred Shares Converted	87,935,500
Redeemable Preferred Shares, annual rate of return		10.00%
Series B+ redeemable preferred shares [Member]
Redeemable Preferred Shares issued		43,937,180	43,937,180		43,937,180	43,937,180	43,937,180
Redeemable Preferred Shares issued, value		¥ 81,654,000	¥ 75,606,000		¥ 70,005,000	¥ 64,820,000	¥ 62,500,000
Redeemable Preferred Shares, annual rate of return		8.00%
Series B++ redeemable preferred shares [Member]
Redeemable Preferred Shares issued		16,574,460	16,574,460	16,574,460	0
Redeemable Preferred Shares issued, value		¥ 27,629,000	¥ 25,859,000
Redeemable Preferred Shares on conversion of convertible bond			16,574,460
Convertible bond, principal amount			¥ 24,520,000
Convertible bond, interest			¥ 907,000
Redeemable Preferred Shares, annual rate of return		10.00%
Series B redeemable preferred shares [Member]
Redeemable Preferred Shares issued		185,512,580	185,512,580		185,512,580			185,512,580
Redeemable Preferred Shares issued, value								¥ 200,000,000
Redeemable Preferred Shares, annual rate of return		8.00%